Document and Entity Information	3 Months Ended
Nov. 30, 2019
Document And Entity Information
Entity Registrant Name	ShiftPixy, Inc.
Entity Central Index Key	0001675634
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false